Financial instruments - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial instruments
Assets	£ 806,478	£ 781,992
Financial Assets	806,478	781,992
Cash and balances at central banks
Financial instruments
Financial Assets	179,525	177,757
Trading assets
Financial instruments
Financial Assets	65,604	59,158
Derivatives [Member]
Financial instruments
Net hedging derivative assets	136	44
Financial Assets	109,342	106,139
Settlement balances
Financial instruments
Financial Assets	10,294	2,141
Loans to banks - amortised cost
Financial instruments
Financial Assets	10,668	7,682
Loans to customers - amortised cost
Financial instruments
Financial Assets	362,551	358,990
Other financial assets
Financial instruments
Financial Assets	38,896	46,145
Intangible assets other than goodwill
Financial instruments
Financial Assets	6,869	6,723
Assets, other [Member]
Financial instruments
Financial Assets	8,542	8,242
Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	14,187	9,015
MVFTPL
Financial instruments
Financial Assets	175,188	165,614
MVFTPL | Trading assets
Financial instruments
Financial Assets	65,604	59,158
MVFTPL | Derivatives [Member]
Financial instruments
Financial Assets	109,342	106,139
MVFTPL | Other financial assets
Financial instruments
Financial Assets	242	317
FVOCI
Financial instruments
Financial Assets	26,691	37,266
FVOCI | Other financial assets
Financial instruments
Financial Assets	26,691	37,266
Amortised cost
Financial instruments
Financial Assets	575,001	555,132
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	179,525	177,757
Amortised cost | Settlement balances
Financial instruments
Financial Assets	10,294	2,141
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	10,668	7,682
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	362,551	358,990
Amortised cost | Other financial assets
Financial instruments
Financial Assets	11,963	8,562
Assets, other [Member]
Financial instruments
Financial Assets	29,598	23,980
Assets, other [Member] | Intangible assets other than goodwill
Financial instruments
Financial Assets	6,869	6,723
Assets, other [Member] | Assets, other [Member]
Financial instruments
Financial Assets	8,542	8,242
Assets, other [Member] | Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	£ 14,187	£ 9,015